PLEDGE OF ASSETS	12 Months Ended
Dec. 31, 2017
PLEDGE OF ASSETS
PLEDGE OF ASSETS

24.    PLEDGE OF ASSETS

The Group has pledged various assets as collateral against certain secured borrowings as set out in note 19. As at December 31, 2016 and 2017, a summary of these pledged assets was as follows:

	December 31,	December 31,
	2016	2017

Property, plant and equipment (note 6)	6,540,545	5,799,013
Land use rights (note 8)	275,061	176,914
Intangible assets (note 5)	1,114,454	1,111,705
Investment in an associate (note 9(b))	376,270	—
Notes receivable (note 14)	33,500	82,125
Trade receivables (note 14)	35,836	22,000
	8,375,666	7,191,757

As at December 31, 2017, in addition to the loans and borrowings which were secured by the above assets, the current portion of long-term loans and borrowings amounting to RMB997 million (December 31, 2016: RMB933 million) and the non-current portion of long-term loans and borrowings amounting to RMB10,935 million (December 31, 2016: RMB8,956 million) were secured by the contractual right to charge users for electricity generated in the future. As at December 31, 2017, the current portion of long-term loans and borrowings amounting to RMB10 million (December 31, 2016: RMB10 million) and the non-current portion of long-term loans and borrowings amounting to RMB1,647 million (December 31, 2016: RMB1,657 million) were secured by 70.82% equity interests in a subsidiary of the Company, Ningxia Energy.